TAXES - Temporary Differences and Carryforwards (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$ 51,122	$ 36,451
NOL Carryforwards	262,701	158,758
Deferred government grants	113,297	166,041
Total deferred tax assets	$ 427,120	$ 361,250